INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Summary of income tax reconciliation

	2021	2020	2019
Income taxes at domestic statutory tax rate	$206.0	$220.5	$218.0
Increase (reduction) resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(8.2)	(1.1)	(0.4)
Change in benefit arising from the recognition of current and prior year tax losses (note 29)	(2.5)	(4.7)	–
Other	1.5	(0.5)	(2.1)
Income taxes	$196.8	$214.2	$215.5

Summary of corporation's of net deferred income tax liability and their impact on the deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2021	2020	2021	2020	2019
Loss carryforwards	$8.2	$4.3	$(2.1)	$2.8	$17.4
Defined benefit plans	35.3	82.5	(2.9)	(5.1)	3.8
Contract assets	(41.2)	(65.5)	(24.3)	6.7	4.5
Property, plant and equipment	(436.9)	(459.0)	(22.1)	(21.7)	9.0
Goodwill, intangible assets and other assets	(332.8)	(322.9)	9.0	20.3	64.3
Long-term debt and derivative financial instruments	(8.9)	(19.2)	(6.6)	(0.7)	3.0
Other	30.6	20.0	(10.8)	3.2	6.5
	$(745.7)	$(759.8)	$(59.8)	$5.5	$108.5

Summary of changes in the net deferred income tax liability

	Note	2021	2020
Balance at beginning of year		$(759.8)	$(786.5)
Recognized in income as continuing operations		59.8	(5.5)
Recognized in other comprehensive income		(46.6)	28.6
Acquisition of tax deductions	27	1.8	10.0
Business acquisitions		(0.9)	(0.8)
Discontinued operations and other		—	(5.6)
Balance at end of year		$(745.7)	$(759.8)

Deferred income tax asset		$41.9	$48.3
Deferred income tax liability		(787.6)	(808.1)
		$(745.7)	$(759.8)